Note 2 - Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cost of Sales [Abstract]
Disclosure of detailed information about cost of sales [text block]
	Year ended December 31,
	2022	2021	2020
Inventories at the beginning of the year	2,672,593	1,636,673	2,265,880
Increase in inventory due to business combinations	-	-	199,589
Decrease in inventory due to sale of subsidiaries	-	(10,662)	-
Plus: Charges of the year
Raw materials, energy, consumables and other	5,772,031	3,841,551	1,545,688
Services and fees	293,490	208,472	154,976
Labor cost (*)	1,160,085	824,071	757,359
Depreciation of property, plant and equipment	465,849	448,843	503,725
Amortization of intangible assets	11,754	7,645	8,121
Depreciation of right-of-use assets	33,244	35,910	40,127
Maintenance expenses	267,294	129,350	107,764
Allowance for obsolescence	24,901	23,296	35,809
Taxes	194,736	40,887	45,162
Other	178,691	98,159	59,790
	8,402,075	5,647,522	3,458,110
Less: Inventories at the end of the year	(3,986,929)	(2,672,593)	(1,636,673)
	7,087,739	4,611,602	4,087,317

(*)  For the year ended December 2022, 2021 and 2020, labor cost includes approximately $17.8 million, $12.8 million and $81.3 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.